Note 7 - Risk Management -Liquidity Risk - Available Liquidity By LMU (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
BBVA Eurozone Member [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	€ 26,506	€ 15,634	[1]
BBVA Eurozone Member [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	29,938	38,954	[1]
BBVA Eurozone Member [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	449	386	[1]
BBVA Eurozone Member [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	4,040	4,995	[1]
BBVA Eurozone Member [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	5,661	6,734	[1]
BBVA Eurozone Member [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0	[1]
BBVA Eurozone Member [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	66,594	66,703	[1]
BBVA Bancomer [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	7,666	8,649
BBVA Bancomer [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	4,995	3,805
BBVA Bancomer [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	409	418
BBVA Bancomer [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	33	69
BBVA Bancomer [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	1,372	1,703
BBVA Bancomer [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0
BBVA Bancomer [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	14,475	14,644
Compass [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	1,667	2,150
Compass [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	10,490	9,028
Compass [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	510	753
Compass [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0
Compass [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	1,043	1,252
Compass [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	2,314	2,800
Compass [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	16,024	15,983
Garanti Bank [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	7,633	6,692
Garanti Bank [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,502	5,705
Garanti Bank [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0
Garanti Bank [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0
Garanti Bank [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	499	962
Garanti Bank [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0
Garanti Bank [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	14,634	13,359
Other LMU [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,677	6,083
Other LMU [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	3,652	6,141
Other LMU [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	10
Other LMU [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	21
Other LMU [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	617	1,573
Other LMU [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0
Other LMU [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	€ 10,946	€ 13,828

[1]	(1) Includes Spain, Portugal and Rest of Eurasia.